DISCLOSURE OF OTHER INFORMATION (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Maintenance costs	$ 3,739	$ 1,307	$ 316
Total	3,574,532	3,498,905	3,511,425
Total	523,300	496,473	528,470
Wages and salaries	542,981	506,993	519,066
Depreciation and amortization	421,551	409,387	400,145
Lease rentals (offices, other property and vehicles)	1,877	0	0
Fees (legal and technical advisors)	3,882	5,087	5,082
Maintenance and repair	3,739	1,307	316
Total	521,294	474,469	551,977
Cost Of Sales [Member]
Timber	725,114	736,399	641,821
Forestry labor costs	631,276	600,320	636,100
Maintenance costs	262,764	313,500	305,701
Chemical costs	517,478	479,335	539,856
Sawmill Services	109,776	117,340	128,801
Other Raw Materials	188,874	221,950	226,342
Other Indirect costs	178,447	143,074	138,900
Energy and fuel	186,041	139,527	172,077
Cost of electricity	42,008	39,960	41,674
Total	3,574,532	3,498,905	3,511,425
Wages and salaries	342,907	329,517	308,302
Depreciation and amortization	389,847	377,983	371,851
Maintenance and repair	262,764	313,500	305,701
Distribution cost [Member]
Selling costs	39,175	33,557	48,160
Commissions	14,880	13,880	15,801
Provision for doubtful accounts	(245)	910	3,137
Other selling costs	20,920	15,551	24,621
Shipping and freight costs	484,125	462,916	480,310
Port services	30,996	28,028	26,216
Freights	384,523	357,442	387,081
Other shipping and freight costs	68,606	77,446	67,013
Total	523,300	496,473	528,470
Insurance	3,620	3,216	4,601
Administrative expenses [Member]
Maintenance costs	5,579	7,617	8,361
Wages and salaries	218,720	198,042	227,407
Marketing, advertising, promotion and publications expenses	10,046	9,937	10,422
Insurance	17,122	21,526	28,216
Depreciation and amortization	28,210	29,285	24,587
Computer services	27,193	27,735	31,897
Lease rentals (offices, other property and vehicles)	14,195	13,391	13,527
Donations, contributions, scholarships	12,772	10,396	11,172
Fees (legal and technical advisors)	43,107	43,809	49,556
Property taxes, city permits and rights	17,281	15,962	19,196
Cleaning services, security services and transportation	25,153	26,975	25,638
Third-party variable services (maneuvers, logistics)	46,097	40,277	56,093
Basic services	8,423	8,653	9,395
Maintenance and repair	5,579	7,617	8,361
Seminars, courses, training materials	2,526	3,560	5,156
Other administration expenses	44,870	17,304	31,354
Total	$ 521,294	$ 474,469	$ 551,977